Goodwill and Other Intangible Assets Finite and Indefinite Lived Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangibles, gross carrying amount	$ 1,032.9	$ 988.0
Finite-lived intangibles, accumulated amortization	(678.2)	(607.8)
Intangible assets, gross (excluding goodwill)	1,425.5	1,366.8
Trademarks and Trade Names [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite-lived intangibles, gross carrying amount	392.6	378.8
Patents And Technology-Based Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangibles, gross carrying amount	301.0	296.3
Finite-lived intangibles, accumulated amortization	(240.1)	(221.4)
Customer Relationships And Other Intangibles [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangibles, gross carrying amount	731.9	691.7
Finite-lived intangibles, accumulated amortization	$ (438.1)	$ (386.4)